Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	$ 15,502	$ (2,462)
Gain on derivative financial instruments	4,564	4,408
Renewable energy sales	(5,432)	5,236
Reduction to gain on sale of renewable assets	0	(7,185)
Gain (loss) on derivative instruments	(868)	2,459
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	39	(760)
Total realized loss on derivative financial instruments	(4,896)	(246)
Loss on derivative financial instruments not accounted for as hedges	(4,857)	(1,006)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,989	3,465
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	(372)	(945)
Total realized loss on derivative financial instruments	(4,896)	6,939
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	411	185
Not Designated as Hedging Instrument | Interest rate forwards
Fair Value of Financial Instruments [Line Items]
Total realized loss on derivative financial instruments	$ 0	$ (7,185)